General Information, Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
General Information, Organization and Principal Activities [Abstract]
GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES

1. GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES

Youlife Group Inc. (the “Company”) was incorporated as a Cayman Islands exempted company on April 2, 2024. The registered office of the Company is located at Floor 4, Willow House, Cricket Square, Grand Cayman KY1-9010, Cayman Islands.

On July 9, 2025, the Company consummated a de-SPAC transaction with Distoken Acquisition Corporation (“Distoken”) pursuant to the Business Combination Agreement dated May 17, 2024, as amended. In connection with the Business Combination, Youlife International Holdings Inc. (“Youlife”) and Distoken became wholly-owned subsidiaries of the Company, and the Company changed its name to Youlife Group Inc.

Youlife International Holdings Inc. was incorporated in the Cayman Islands on February 26, 2019. Its registered office is located at Floor 4, Willow House, Cricket Square, Grand Cayman KY1-9010, Cayman Islands.

Youlife International Holdings Inc. is an investment holding company. Prior to the Business Combination, it and its subsidiaries were principally engaged in the provision of vocational education services, human resources recruitment services, employee management services and market services in the People’s Republic of China.

The largest shareholder of Youlife International Holdings Inc. is Youtch Investment Co., Ltd., a British Virgin Islands company indirectly controlled by Mr. Yunlei Wang since its incorporation on July 15, 2020.

The Group refers to Youlife Group Inc. (the “Company”) and its consolidated subsidiaries.

As a result of the Business Combination completed on July 9, 2025, Youlife International Holdings Inc. became a wholly-owned subsidiary of the Company.

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Shanghai Youerlan Information Technology Co., Ltd. (“Shanghai Youerlan”)	July 10, 2014	PRC	100%	Provision of employee management service, HR recruitment service
Wuhu Lanfu Internet Technology Co., Ltd.	December 13, 2019	PRC	100%	Provision of employee management service, HR recruitment service
Hubei Youlife External Service Information Technology Co., Ltd.	August 25, 2020	PRC	100%	Provision of employee management service, HR recruitment service
Shanghai Lanyu Cloud Software Development Co., Ltd.	December 8, 2023	PRC	100%	Provision of market service
Anqing Bicai Property Management Co., Ltd.	January 12, 2023	PRC	51%	Provision of employee management service, HR recruitment service
Zhejiang Youlan International Holding Co., Ltd.	April 4, 2023	PRC	100%	Provision of employee management service, HR recruitment service
Youlife Technology Limited	March 27, 2019	Hong Kong	100%	Investment holding